SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation and change in reporting currency (Details)	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exchange rate	6.9618